Stock-Based Compensation (Summary of Non-Vested Restricted Shares) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Restricted Stock [Member]
Restricted Shares, Non-vested, Beginning	12,771	28,255
Restricted Shares, Vested	(4,265)	(15,584)
Restricted Shares, Non-vested, Ending	8,506	12,771
Weighted Average Grant Date Fair Value, Non-vested, Beginning	$ 8.24	$ 8.99
Weighted Average Grant Date Fair Value, Vested	$ 8.20	$ 9.74
Weighted Average Grant Date Fair Value, Non-vested, Ending	$ 8.26	$ 8.24